Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal										$ 51,441	$ 4,346	$ (966)
State										3,414	935
Total										54,855	5,281	(966)
Deferred:
Federal										14,573	(5,649)	(4,043)
State										1,256	(777)
Total										15,829	(6,426)	(4,043)
Income tax provision (benefit)	14,354	18,090	20,115	13,309	19,170	5,809	(1,914)	(5,243)	203	70,684	(1,145)	(5,009)
Statutory Federal income tax rate (as a percent)										35.00%
Reconciliation of the income tax provision (benefit) and the amount that would be computed by applying the statutory federal income tax rate to income (loss) before income taxes
Computed tax at federal statutory rate										69,088	(2,185)	(4,039)
Tax effect of:
Life insurance										(114)	(18)
Tax-exempt income, net										(2,042)	(151)
State income taxes										3,035	103
Nondeductible expenses										2,363	352	(970)
Minority interest										(479)	(174)
Nondeductible transaction costs											1,151
Prior year return to provision adjustment										(1,141)	(150)
Other										(26)	(73)
Income tax provision (benefit)	14,354	18,090	20,115	13,309	19,170	5,809	(1,914)	(5,243)	203	70,684	(1,145)	(5,009)
Deferred tax assets:
Net operating loss carryforwards		15,919				16,377				15,919	16,377
Covered loans		47,770								47,770
Purchase accounting adjustment - loans		27,997				50,752				27,997	50,752
Allowance for loan losses		12,383				1,235				12,383	1,235
Compensation and benefits		16,946				15,246				16,946	15,246
Indemnification agreements		8,308				8,242				8,308	8,242
Foreclosed property		13,589				3,701				13,589	3,701
Net unrealized change in securities		19,428								19,428
Other		16,216				12,916				16,216	12,916
Deferred tax assets		178,556				108,469				178,556	108,469
Deferred tax liabilities:
Premises and equipment		13,269				10,109				13,269	10,109
FDIC Indemnification Asset		67,841								67,841
Intangible assets		22,708				30,068				22,708	30,068
Derivatives		9,428				12,213				9,428	12,213
Net unrealized change in securities						4,337					4,337
Loan servicing		7,480				774				7,480	774
Other		17,972				17,935				17,972	17,935
Total		138,698				75,436				138,698	75,436
Net deferred tax asset		$ 39,858				$ 33,033				$ 39,858	$ 33,033